SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands				6 Months Ended
	Jan. 26, 2026	Nov. 11, 2025	Mar. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Product Information [Line Items]
Cash and cash equivalents, and restricted cash			$ 15,050		¥ 105,845,000	$ 41,198	¥ 293,290,000	¥ 109,213,000	¥ 77,179,000
Allowance for credit losses on accounts receivable							46,100,000	52,800,000
Allowance for credit losses on other current assets							453,700,000	450,800,000
Inventory write-downs				¥ 3,600,000
Other income				¥ 1,000,000.0	1,900,000
Deferred tax assets							¥ 0	0
Reverse share split			1-for-10
Subsequent Event [Member]
Product Information [Line Items]
Reverse share split	1-for-5	100-for-1
Common Class A [Member]
Product Information [Line Items]
Reverse share split			1-for-10
Common Class A [Member] | Subsequent Event [Member]
Product Information [Line Items]
Reverse share split		100-for-1
USD [Member]
Product Information [Line Items]
Foreign Currency Exchange Rate, Translation						7.1190	7.1190
Before May 1, 2018 [Member]
Product Information [Line Items]
Value added tax percentage				17.00%
From May 1, 2018 to April 1, 2019 [Member]
Product Information [Line Items]
Value added tax percentage				16.00%
After April 1, 2019 [Member]
Product Information [Line Items]
Value added tax percentage				13.00%
Minimum [Member]
Product Information [Line Items]
Estimated useful life						3 years	3 years
Maximum [Member]
Product Information [Line Items]
Estimated useful life						10 years	10 years
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Revenue from the customers amounted					¥ 41,690,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Revenue from the customers amounted				¥ 36,320,000
Credit Risk [Member]
Product Information [Line Items]
Cash and cash equivalents, and restricted cash							¥ 293,300,000	¥ 109,200,000